NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTERESTS.
NON-CONTROLLING INTERESTS

21. NON-CONTROLLING INTERESTS

The details of non-controlling interests are as follows:

	2024	2025
Non-controlling interests in net assets of subsidiaries:
Telkomsel	10,949	10,145
Mitratel	8,435	8,401
Others (each below Rp100 billion)	874	1,006
Total	20,258	19,552

	2023	2024	2025
Non-controlling interests in profit (loss) of subsidiaries:
Telkomsel	7,096	6,454	5,939
Mitratel	568	595	598
Others	(23)	65	(55)
Total	7,641	7,114	6,482

Material partly-owned subsidiaries

The non-controlling interests which are considered material to the Company are the non-controlling interests in Telkomsel and Mitratel. On December 31, 2024 and 2025, the non-controlling interest in Telkomsel holds 30.10% and Mitratel holds 28.16%.

The summarized financial information of Telkomsel and Mitratel are provided below. These information are based on amounts before intercompany eliminations and adjustments.

Summarized statements of financial position:

	Telkomsel		Mitratel
	2024	2025	2024	2025
Current assets	19,374	17,651	3,446	3,051
Non-current assets	97,591	96,737	54,684	55,294
Current liabilities	(40,986)	(42,074)	(12,292)	(7,507)
Non-current liabilities	(45,194)	(44,780)	(12,466)	(17,498)
Total equity	30,785	27,534	33,372	33,340
Attributable to:
Owners of the parent company	19,836	17,389	24,937	24,939
Non-controlling interests	10,949	10,145	8,435	8,401

Summarized statements of profit or loss and other comprehensive income:

	Telkomsel			Mitratel
	2023	2024	2025	2023	2024	2025
Revenues	102,372	113,340	109,307	8,595	9,217	9,534
Operation expenses	(71,819)	(83,768)	(81,340)	(4,949)	(5,050)	(5,377)
Other expenses – net	(2,280)	(2,136)	(3,145)	(1,501)	(1,899)	(1,905)
Profit before income tax	28,273	27,436	24,822	2,145	2,268	2,252
Income tax expense – net	(6,418)	(5,369)	(5,674)	(128)	(156)	(129)
Profit for the year	21,855	22,067	19,148	2,017	2,112	2,123
Other comprehensive income (loss) – net	78	355	(43)	2	1	(3)
Total comprehensive income for the year	21,933	22,422	19,105	2,019	2,113	2,120

Attributable to non-controlling interests	7,096	6,454	5,939	568	595	598
Dividends paid to non-controlling interests	9,267	6,627	6,729	484	407	545

Summarized statements of cash flows:

	Telkomsel			Mitratel
	2023	2024	2025	2023	2024	2025
Operating	41,693	38,939	36,806	5,162	6,632	6,776
Investing	(14,302)	(14,932)	(14,282)	(6,504)	(3,490)	(2,250)
Financing	(28,601)	(25,631)	(22,937)	(4,118)	(3,436)	(4,514)
Net increase (decrease) in cash and cash equivalents	(1,210)	(1,624)	(413)	(5,460)	(294)	12